Quarterly Holdings Report
for

Fidelity® Specialized High Income Central Fund

May 31, 2020

SHI-QTLY-0720
1.834744.114

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.6%
	Principal Amount	Value
Aerospace - 3.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	$4,029,000	$3,824,287
Bombardier, Inc. 6.125% 1/15/23 (a)	500,000	304,000
BWX Technologies, Inc. 5.375% 7/15/26 (a)	4,647,000	4,776,558
Moog, Inc. 4.25% 12/15/27 (a)	2,045,000	1,951,012
TransDigm, Inc.:
6.25% 3/15/26 (a)	5,853,000	5,984,693
8% 12/15/25 (a)	1,985,000	2,143,800

TOTAL AEROSPACE		18,984,350

Air Transportation - 0.7%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	3,709,000	2,757,642
XPO Logistics, Inc. 6.25% 5/1/25 (a)	525,000	547,890

TOTAL AIR TRANSPORTATION		3,305,532

Banks & Thrifts - 1.3%
Ally Financial, Inc. 5.75% 11/20/25	6,334,000	6,587,360
Broadcasting - 4.1%
Netflix, Inc.:
3.625% 6/15/25 (a)	1,050,000	1,074,938
4.375% 11/15/26	710,000	753,757
4.875% 4/15/28	5,140,000	5,486,950
4.875% 6/15/30 (a)	315,000	340,074
5.375% 11/15/29 (a)	515,000	571,702
5.875% 11/15/28	805,000	915,985
6.375% 5/15/29	250,000	293,125
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	1,873,000	1,917,765
5% 8/1/27 (a)	4,160,000	4,347,200
5.375% 7/15/26 (a)	525,000	544,359
5.5% 7/1/29 (a)	4,000,000	4,270,000

TOTAL BROADCASTING		20,515,855

Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,980,000	1,980,000
Cable/Satellite TV - 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (a)	780,000	809,250
5% 2/1/28 (a)	4,214,000	4,413,617
5.125% 5/1/27 (a)	3,506,000	3,681,370
5.5% 5/1/26 (a)	2,557,000	2,704,028
5.75% 2/15/26 (a)	1,565,000	1,631,794
5.875% 5/1/27 (a)	1,803,000	1,888,643
CSC Holdings LLC:
5.375% 2/1/28 (a)	3,500,000	3,720,938
5.5% 5/15/26 (a)	802,000	837,849
5.5% 4/15/27 (a)	1,961,000	2,073,758
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,836,000	1,914,030
Ziggo BV 5.5% 1/15/27 (a)	2,777,000	2,920,932

TOTAL CABLE/SATELLITE TV		26,596,209

Capital Goods - 0.7%
AECOM:
5.125% 3/15/27	265,000	281,181
5.875% 10/15/24	3,274,000	3,508,746

TOTAL CAPITAL GOODS		3,789,927

Chemicals - 3.4%
CF Industries Holdings, Inc. 5.15% 3/15/34	2,243,000	2,366,365
Olin Corp.:
5% 2/1/30	2,379,000	2,045,940
5.125% 9/15/27	2,525,000	2,247,250
The Chemours Co. LLC:
5.375% 5/15/27	2,885,000	2,592,721
7% 5/15/25	2,121,000	2,062,673
Valvoline, Inc.:
4.25% 2/15/30 (a)	1,410,000	1,406,475
4.375% 8/15/25	2,532,000	2,569,980
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	440,000	451,603
5.625% 10/1/24 (a)	1,246,000	1,267,805

TOTAL CHEMICALS		17,010,812

Consumer Products - 0.3%
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	1,350,000	1,397,250
Containers - 1.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (a)	870,000	896,927
Berry Global, Inc. 4.875% 7/15/26 (a)	1,266,000	1,323,375
OI European Group BV 4% 3/15/23 (a)	2,784,000	2,749,200
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	649,000	650,623
Silgan Holdings, Inc. 4.75% 3/15/25	765,000	782,213

TOTAL CONTAINERS		6,402,338

Diversified Financial Services - 4.7%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	612,000	635,948
FLY Leasing Ltd.:
5.25% 10/15/24	3,000,000	2,340,000
6.375% 10/15/21	1,201,000	1,052,376
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	515,000	496,975
5.25% 5/15/27	6,515,000	6,205,538
6.25% 5/15/26	1,389,000	1,396,223
6.375% 12/15/25	1,003,000	1,013,120
MSCI, Inc. 5.375% 5/15/27 (a)	1,713,000	1,841,475
Navient Corp.:
5.5% 1/25/23	822,000	782,955
6.5% 6/15/22	899,000	882,413
7.25% 1/25/22	974,000	969,130
7.25% 9/25/23	1,724,000	1,655,040
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (a)	560,000	474,384
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,183,000	1,193,872
Springleaf Finance Corp.:
6.875% 3/15/25	2,420,000	2,389,024
7.125% 3/15/26	624,000	614,640

TOTAL DIVERSIFIED FINANCIAL SERVICES		23,943,113

Diversified Media - 0.9%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	3,150,000	3,161,813
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,435,000	1,432,776

TOTAL DIVERSIFIED MEDIA		4,594,589

Energy - 11.3%
Cheniere Energy Partners LP:
5.25% 10/1/25	6,770,000	6,837,700
5.625% 10/1/26	3,050,000	3,104,290
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(b)(c)	689,000	594,221
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	4,324,000	4,021,320
6.25% 4/1/23	1,940,000	1,847,850
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,580,000	1,422,000
5.75% 2/15/28 (a)	175,000	155,531
DCP Midstream Operating LP 5.375% 7/15/25	4,155,000	4,018,176
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,885,000	772,850
9.25% 3/31/22 (a)	175,000	70,000
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	1,130,000	1,067,850
5.625% 2/15/26 (a)	3,592,000	3,466,280
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	1,136,000	999,680
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	365,000	359,525
Occidental Petroleum Corp.:
2.9% 8/15/24	1,125,000	894,375
3.4% 4/15/26	240,000	177,000
4.3% 8/15/39	340,000	201,450
4.4% 4/15/46	485,000	291,606
4.4% 8/15/49	675,000	399,938
5.55% 3/15/26	1,570,000	1,334,500
6.2% 3/15/40	330,000	225,225
6.45% 9/15/36	1,410,000	1,011,675
7.5% 5/1/31	2,330,000	1,910,600
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,390,000	1,504,981
Summit Midstream Holdings LLC 5.5% 8/15/22	1,540,000	739,200
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	55,000	55,808
5.5% 2/15/26	3,263,000	3,279,315
5.875% 3/15/28	215,000	217,688
6% 4/15/27	30,000	30,794
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	3,924,000	3,836,456
5.125% 2/1/25	2,467,000	2,457,009
5.375% 2/1/27	332,000	329,925
6.75% 3/15/24	800,000	813,500
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	552,000	561,660
5% 1/31/28 (a)	2,624,000	2,794,560
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,200,000	1,191,000
Western Gas Partners LP:
3.1% 2/1/25	505,000	469,963
4% 7/1/22	260,000	255,611
4.05% 2/1/30	855,000	767,106
4.65% 7/1/26	2,285,000	2,131,265
5.25% 2/1/50	180,000	145,746
5.3% 3/1/48	505,000	393,900

TOTAL ENERGY		57,159,129

Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,759,878
Food/Beverage/Tobacco - 5.0%
Darling International, Inc. 5.25% 4/15/27 (a)	595,000	618,800
ESAL GmbH 6.25% 2/5/23 (a)	460,000	464,370
H.J. Heinz Co.:
3.875% 5/15/27 (a)	1,165,000	1,217,136
4.25% 3/1/31 (a)	1,100,000	1,170,480
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,864,000	8,060,586
5.875% 7/15/24 (a)	4,301,000	4,370,891
6.75% 2/15/28 (a)	696,000	753,295
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	1,660,000	1,722,250
6.5% 4/15/29 (a)	3,994,000	4,343,475
Lamb Weston Holdings, Inc. 4.875% 5/15/28 (a)	1,715,000	1,795,948
U.S. Foods, Inc. 6.25% 4/15/25 (a)	925,000	958,531

TOTAL FOOD/BEVERAGE/TOBACCO		25,475,762

Gaming - 3.4%
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	2,164,000	1,924,608
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,940,000	1,915,625
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	2,492,000	2,448,390
5.625% 5/1/24	1,000,000	1,042,500
5.75% 2/1/27	664,000	696,470
MGM Mirage, Inc. 5.75% 6/15/25	2,120,000	2,114,700
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	240,000	223,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	1,583,000	1,468,233
5.5% 3/1/25 (a)	2,400,000	2,326,500
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,973,000	1,951,420
Wynn Resorts Ltd. 7.75% 4/15/25 (a)	1,005,000	1,043,944

TOTAL GAMING		17,156,190

Healthcare - 11.2%
Centene Corp.:
4.25% 12/15/27	4,425,000	4,622,444
4.75% 1/15/25	395,000	407,838
5.25% 4/1/25 (a)	5,612,000	5,776,824
5.375% 6/1/26 (a)	4,000,000	4,230,000
5.375% 8/15/26 (a)	1,774,000	1,874,071
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	150,000	151,266
5.5% 4/1/26 (a)	1,510,000	1,576,727
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,911,625
HCA Holdings, Inc.:
5% 3/15/24	1,684,000	1,855,298
5.25% 6/15/26	4,146,000	4,719,463
Hologic, Inc.:
4.375% 10/15/25 (a)	905,000	925,172
4.625% 2/1/28 (a)	170,000	175,950
IMS Health, Inc.:
5% 10/15/26 (a)	2,751,000	2,912,621
5% 5/15/27 (a)	1,630,000	1,699,275
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	3,516,000	3,634,665
Service Corp. International 5.125% 6/1/29	2,695,000	2,903,863
Teleflex, Inc.:
4.25% 6/1/28 (a)	305,000	314,150
4.875% 6/1/26	1,338,000	1,378,140
Tenet Healthcare Corp.:
4.625% 7/15/24	4,158,000	4,209,975
4.875% 1/1/26 (a)	690,000	709,120
5.125% 5/1/25	1,731,000	1,756,619
6.25% 2/1/27 (a)	560,000	579,600
7.5% 4/1/25 (a)	2,105,000	2,294,450
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	800,000	826,416
7% 3/15/24 (a)	4,851,000	5,019,766

TOTAL HEALTHCARE		56,465,338

Homebuilders/Real Estate - 1.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,398,000	2,278,100
Starwood Property Trust, Inc. 4.75% 3/15/25	476,000	409,360
VICI Properties, Inc.:
3.5% 2/15/25 (a)	620,000	596,750
4.25% 12/1/26 (a)	3,325,000	3,294,078
4.625% 12/1/29 (a)	1,075,000	1,072,485

TOTAL HOMEBUILDERS/REAL ESTATE		7,650,773

Hotels - 0.7%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	2,164,000	2,147,770
4.875% 4/1/27	426,000	422,805
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,237,000	1,175,311

TOTAL HOTELS		3,745,886

Metals/Mining - 0.9%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	20,174
Freeport-McMoRan, Inc.:
3.55% 3/1/22	216,000	218,160
3.875% 3/15/23	1,006,000	1,013,968
4.55% 11/14/24	447,000	453,705
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	2,813,000	2,738,259

TOTAL METALS/MINING		4,444,266

Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,922,000	1,944,271
5.75% 4/15/25 (a)	370,000	393,014
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	2,164,000	2,215,049

TOTAL RESTAURANTS		4,552,334

Services - 3.5%
Aramark Services, Inc.:
4.75% 6/1/26	4,027,000	3,966,595
5% 2/1/28 (a)	6,660,000	6,560,100
ASGN, Inc. 4.625% 5/15/28 (a)	2,440,000	2,325,003
CDK Global, Inc.:
5.25% 5/15/29 (a)	278,000	283,560
5.875% 6/15/26	2,178,000	2,292,345
CoreCivic, Inc.:
4.625% 5/1/23	679,000	658,630
5% 10/15/22	1,147,000	1,124,060
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	800,000	714,000

TOTAL SERVICES		17,924,293

Super Retail - 0.2%
The William Carter Co. 5.625% 3/15/27 (a)	1,154,000	1,178,799
Technology - 5.4%
Entegris, Inc.:
4.375% 4/15/28 (a)	1,020,000	1,042,460
4.625% 2/10/26 (a)	2,164,000	2,206,739
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,052,000	2,212,425
Gartner, Inc. 5.125% 4/1/25 (a)	2,886,000	2,944,903
Match Group, Inc. 4.125% 8/1/30 (a)	305,000	298,900
Nortonlifelock, Inc. 5% 4/15/25 (a)	6,381,000	6,508,620
Nuance Communications, Inc. 5.625% 12/15/26	3,788,000	4,016,341
Open Text Corp. 3.875% 2/15/28 (a)	2,760,000	2,723,927
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)	1,407,000	1,452,728
TTM Technologies, Inc. 5.625% 10/1/25 (a)	3,745,000	3,774,997

TOTAL TECHNOLOGY		27,182,040

Telecommunications - 13.3%
Altice Financing SA:
5% 1/15/28 (a)	460,000	463,881
7.5% 5/15/26 (a)	2,121,000	2,233,137
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	2,719,000	2,682,810
7.5% 10/15/26 (a)	3,805,000	3,881,100
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	83,600
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,440,000	2,464,400
5.625% 4/1/25	845,000	870,350
Level 3 Financing, Inc.:
4.625% 9/15/27 (a)	1,240,000	1,270,752
5.25% 3/15/26	2,661,000	2,754,135
5.375% 1/15/24	721,000	730,013
5.375% 5/1/25	5,197,000	5,338,930
Millicom International Cellular SA:
5.125% 1/15/28 (a)	1,500,000	1,492,575
6% 3/15/25 (a)	435,000	439,894
6.625% 10/15/26 (a)	3,242,000	3,398,021
Neptune Finco Corp. 6.625% 10/15/25 (a)	6,169,000	6,448,764
Sable International Finance Ltd. 5.75% 9/7/27 (a)	2,900,000	2,921,750
SBA Communications Corp. 4.875% 9/1/24	1,443,000	1,481,312
SFR Group SA 7.375% 5/1/26 (a)	2,525,000	2,657,563
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	3,355,000	3,627,392
3.875% 4/15/30 (a)	2,543,000	2,756,815
4.5% 2/1/26	1,549,000	1,592,171
4.75% 2/1/28	405,000	430,317
6.375% 3/1/25	3,545,000	3,655,994
6.5% 1/15/26	1,360,000	1,435,208
Telecom Italia Capital SA:
6% 9/30/34	739,000	796,273
6.375% 11/15/33	418,000	467,115
Telecom Italia SpA 5.303% 5/30/24 (a)	5,102,000	5,343,478
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	5,400,000	5,616,000

TOTAL TELECOMMUNICATIONS		67,333,750

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,005,000	849,357
5.25% 5/15/24 (a)	287,000	242,226

TOTAL TRANSPORTATION EX AIR/RAIL		1,091,583

Utilities - 7.0%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	290,000	299,425
5.75% 10/15/25	862,000	917,582
DCP Midstream Operating LP 5.125% 5/15/29	1,460,000	1,328,600
InterGen NV 7% 6/30/23 (a)	1,496,000	1,458,600
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,594,000	1,645,805
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,251,000	1,363,590
5.75% 1/15/28	1,319,000	1,434,901
6.625% 1/15/27	3,115,000	3,317,475
NRG Yield Operating LLC 5% 9/15/26	1,930,000	1,973,425
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,213,380	4,255,514
The AES Corp.:
4.875% 5/15/23	282,000	283,974
5.5% 4/15/25	1,510,000	1,547,750
6% 5/15/26	4,981,000	5,267,408
Vistra Operations Co. LLC:
5% 7/31/27 (a)	4,047,000	4,234,174
5.5% 9/1/26 (a)	5,052,000	5,304,600
5.625% 2/15/27 (a)	960,000	1,020,202

TOTAL UTILITIES		35,653,025

TOTAL NONCONVERTIBLE BONDS
(Cost $456,734,337)		463,880,381

Preferred Securities - 3.2%
Banks & Thrifts - 2.3%
Bank of America Corp. 6.25% (b)(d)	5,647,000	5,879,939
Citigroup, Inc. 4.7% (b)(d)	1,065,000	926,550
JPMorgan Chase & Co. 4.6% (b)(d)	1,775,000	1,574,070
Wells Fargo & Co. 5.9% (b)(d)	3,324,000	3,304,422

TOTAL BANKS & THRIFTS		11,684,981

Diversified Financial Services - 0.6%
AerCap Holdings NV 5.875% 10/10/79 (b)	3,990,000	2,740,651
Energy - 0.3%
MPLX LP 6.875% (b)(d)	1,901,000	1,623,492
TOTAL PREFERRED SECURITIES
(Cost $17,878,510)		16,049,124
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.11% (e)
(Cost $19,623,848)	19,621,862	19,625,786
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $494,236,695)		499,555,291
NET OTHER ASSETS (LIABILITIES) - 1.3%		6,762,039
NET ASSETS - 100%		$506,317,330

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $281,168,772 or 55.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$187,085
Total	$187,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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